Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-term investments
6.	Short-term investments
The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Commercial banks deposits	56,275	36,197	5,547
Investment in fund	—	165,381	25,346

Total short-term investments	56,275	201,578	30,893

For the years ended December 31, 2018, 2019 and 2020, the Group recognized other income related to its commercial banks deposits of RMB3,566, RMB4,434 and RMB4,255 (US$652), respectively, in the consolidated statements of comprehensive loss.
In July 2020, the Group purchased participating shares of an alternative investment fund, which is measured using the NAV practical expedient. As of December 31, 2020, the Group recognized unrealized gain on fair value change of the investment of RMB35,527 (US$5,445) as other income, net in the consolidated statements of comprehensive loss.